Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent events [abstract]
Subsequent events
44	Subsequent events

Issuance of corporate bonds

On 21 February 2020, The Group’s subsidiary Sinosing Services Pte. Ltd.( a company incorporated in the Republic of Singapore with limited liability) completed an issuance of a guaranteed bond with a total  face value of  US$ 0.3 billion with a fixed annual coupon interest rate of 2.250% which will mature in 2025 and a guaranteed bond with a total face value of US$0.3 billion with a fixed annual coupon interest rate of 2.625% which will mature in 2030. These bonds are unconditionally and irrevocably guaranteed by the Group.

Issuance of an other equity instrument

On 18 March 2020, the Group completed an issuance of perpetual corporate bond with a total face value of RMB3 billion at par value of RMB100.00 per unit with no fixed maturity date. Interest of these perpetual corporate bonds is recorded as distribution, which is paid annually in arrears on the 19 March and may be deferred at the discretion of the Company unless compulsory distribution payment events (including distributions to ordinary shareholders of the Company, reduction of the registered capital of the Company or external equity investment in equity) have occurred. These perpetual corporate bonds have no fixed maturity dates and are callable at the Company’s option in whole on the First Call Date or any Distribution Payment Date falling after the First Call Date at their principal amounts together with any accrued, unpaid or deferred distributions.
Issue of other equity instruments.

Response to COVID-19

The wide spread of the novel coronavirus (COVID-19) in the PRC since January 2020 is a fluid and challenging situation that all industries facing. The group has taken all possible effective measures to limit and keep the impact in control. The group will keep continuous attention on the change of situation and make timely response and adjustments in the future. Given the uncertainty of the situation, the duration of the business disruption and related financial impact, if any, cannot be reasonably estimated at this time.